Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Income Statement [Abstract]
Revenue	$ 1,950	$ 2,740	$ 5,150	$ 10,224	$ 14,373	$ 25,604
Cost of sales	760	854	2,796	6,610	7,890	10,665
Gross margin	1,190	1,886	2,354	3,614	6,483	14,939
Operating expenses:
Research and development	643,258	699,015	1,926,432	1,645,902	3,001,532	1,708,447
Selling, general and administrative	667,235	403,158	2,590,227	1,089,301	1,714,350	874,620
Gain on disposal of property and equipment						(1,663)
Total operating expenses	1,310,493	1,102,173	4,516,659	2,735,203	4,715,882	2,581,404
Loss from operations	(1,309,303)	(1,100,287)	(4,514,305)	(2,731,589)	(4,709,399)	(2,566,465)
Other income (expense)
Interest expense	(32,805)	(139,067)	(209,217)	(294,586)	(371,619)	(132,454)
Gain on extinguishment of debt				250,200	250,200	250,200
Other income		851	1,593	851	2,558
Other expense	(7)					(3,451)
Total other (expense) income	(32,812)	(138,216)	(207,624)	(43,535)	(118,861)	114,295
Net loss	$ (1,342,115)	$ (1,238,503)	$ (4,721,929)	$ (2,775,124)	$ (4,828,260)	$ (2,452,170)
Net loss per share, basic	$ (0.16)	$ (0.37)	$ (0.64)	$ (0.84)	$ (1.45)	$ (0.74)
Net loss per share, diluted	$ (0.16)	$ (0.37)	$ (0.64)	$ (0.84)	$ (1.45)	$ (0.74)
Weighted average common shares outstanding, basic	8,240,798	3,323,503	7,371,764	3,317,208	3,318,892	3,313,841
Weighted average common shares outstanding, diluted	8,240,798	3,323,503	7,371,764	3,317,208	3,318,892	3,313,841